Stock Based Compensation Plans: (Details Text) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of shares available under the plan	8,750
Options available for grant	2,300
Maximum term of options	10 years
Non-cash compensation expense	$ 30	$ 310
Amount payable in event of change of control	$ 7,100